UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09841
                                                     ---------

                             UBS Willow Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)


                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

             Date of reporting period: July 1, 2007 - June 30, 2008
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD


                    FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008





Proxy Voting

REGISTRANT NAME:  UBS WILLOW FUND, LLC
                                       -----------------------------------------
INVESTMENT COMPANY ACT FILE NUMBER:    811-09583
                                       -----------------------------------------
REPORTING PERIOD: 07/01/2007 - 06/30/2008

REGISTRANT  ADDRESS:   51 West 52nd Street, 23rd FL New York, NY 10019
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NAME OF SERIES (AS APPLICABLE):
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
                                                                                                                FUND'S
                                                                                                               VOTE FOR
                                                                                                               OR AGAINST
                                                                                                               PROPOSAL,
                                                                                                              OR ABSTAIN;
                                                                                                    WHETHER     FOR OR      WHETHER
                                                                                     WHO PROPOSED    FUND     WITHHOLD     VOTE WAS
ISSUER OF      EXCHANGE                SHAREHOLDER                                      MATTER:      CAST      REGARDING    FOR OR
PORTFOLIO      TICKER                    MEETING           SUMMARY OF MATTER            ISSUER /    VOTE ON   ELECTION OF   AGAINST
SECURITY       SYMBOL      CUSIP #        DATE                 VOTED ON               SHAREHOLDER    MATTER    DIRECTORS  MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Wagon plc      WAGN.I                   7/24/2007      1. To receive the financial        issuer      Yes        accept       for
                                                       statements and the reports of
                                                       the Directors and Auditors. 2.
                                                       To approve the remuneration
                                                       report for the year ended 31
                                                       March 2007. 3. To elect as a
                                                       Director Mr. Jens Hohnel. 4.
                                                       To re-elect as a Director Mr.
                                                       Pierre Vareille 5. To
                                                       re-appoint KPMG Audit Plc as
                                                       auditors and authorize the
                                                       Directors to determine their
                                                       remuneration. 6. To grant to
                                                       the Directors authority under
                                                       section 80 of the Companies
                                                       Act 1985. 7. To disapply
                                                       section 89(1) of the Companies
                                                       Act 1985. 8. To grant the
                                                       Company authority to purchase
                                                       its own shares under section
                                                       166 of the Companies Act 1985.
                                                       9. To grant the Directors
                                                       authority to issue scrip
                                                       dividends.
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Ormet          ORMT                     7/27/2007      1. To elect six directors to       issuer      Yes        for          for
                                                       serve until the next annual
                                                       meeting of stockholders or
                                                       until their respective
                                                       successors are elected and
                                                       qualified; 2. To approve the
                                                       Company's Stock Option Plan;
                                                       and 3. to take action on any
                                                       other matters properly brought
                                                       before the meeting.
------------------------------------------------------------------------------------------------------------------------------------
Pliant                    729136408 &   8/23/2007      Directors recommended: a vote      issuer      Yes        for          for
                          729136507                    for election of the following
                                                       nominees 1. Harold C. Bevis 2.
                                                       John D. Bowlin 3. Edward A.
                                                       Lapekas 4. Stephen V. McKenna
                                                       5. Timothy J. Walsh.
                                                       Proposals--Ratification of
                                                       Ernst and Young LLP as Pliant
                                                       Corporations's Independent
                                                       Auditors for the year ending
                                                       December 31, 2007.
------------------------------------------------------------------------------------------------------------------------------------
Zilog          ZILG       989524301     9/6/2007       1. Vote for Directors: Darin       issuer      Yes        for          for
                                                       G. Billerbeck and Federico
                                                       Faggin 2. Amendment of the
                                                       2004 Omnibus Stock incentive
                                                       plan to: 1. increase the
                                                       number of shares available for
                                                       issuance by 1,500,000 shares,
                                                       2. specify that the maximum
                                                       number of shares available for
                                                       award grants, including
                                                       incentive stock options, be
                                                       3,000,000 shares; and 3.
                                                       conform the award calendar to
                                                       zilog's fiscal year, as more
                                                       fully described in the
                                                       statement. 3. Ratification of
                                                       the selection of Armanino
                                                       McKenna LLP as our independent
                                                       auditors.
------------------------------------------------------------------------------------------------------------------------------------
Calpine        CPN        1313VAA1      11/23/2007     Calpine Corp is solicitinig        issuer      Yes        accept       for
                                                       acceptances of its plan of
                                                       reorganization from Class
                                                       C4-ULCI Settlement Claims.
                                                       This Class is impaired and
                                                       thus entitled to vote to
                                                       accept or reject the plan.
------------------------------------------------------------------------------------------------------------------------------------
Delphi                    247126AD7     1/17/2008      Delphi is soliciting               issuer      Yes        accept       for
                                                       acceptances of its first
                                                       amended joint plan of
                                                       reorganization.
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Delphi                    247126AB1     1/17/2008      Delphi is soliciting               issuer      Yes        accept       for
                                                       acceptances of its first
                                                       amended joint plan of
                                                       reorganization.
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Integrated     IESC       45811E-301    2/7/2008       You elected to vote with           issuer      Yes        for          for
Electrical                                             Directors' Recommendations 01.
                                                       Charles H. Beynon, Michael J.
                                                       Caliel, Michael J. Hall,
                                                       Joseph V. Lash, Donald L.
                                                       Luke, John E. Welsh 02.
                                                       Appointment of Ernst and Young
                                                       LLP as auditors for the
                                                       company. You voted as per
                                                       Directors' recommend for this
                                                       proposal.
------------------------------------------------------------------------------------------------------------------------------------
Holley                    435405AE5     2/27/2008      Holley Performance Products        issuer      Yes        accept       for
                                                       Inc. is soliciting votes for
                                                       acceptance of the debtor's
                                                       joint prepackaged plan of
                                                       reorganization under Chapter
                                                       11 of the Bankuptcy code.
------------------------------------------------------------------------------------------------------------------------------------
Pasminco                                3/18/2008      A resolution that the future       issuer      Yes        accept       for
                                                       remuneration of the Deed
                                                       Administrators from 1 Feb 2008
                                                       to 31 Jan 2009 is determined
                                                       at a sum equal to the cost of
                                                       time spent by the Deed
                                                       Administrators, their partners
                                                       and staff, calculated at the
                                                       hourly rates detailed in the
                                                       remuneration report to
                                                       creditors dated 28 Feb 2008 to
                                                       a capped amount of
                                                       AUD2,356,130 exclusive of GST
                                                       and that the Deed
                                                       Administrators can draw the
                                                       remuneration on a periodic
                                                       basis or as required.
------------------------------------------------------------------------------------------------------------------------------------
Entegra                                 4/17/2008      Pursuant to the Board Election     issuer      Yes        for          for
                                                       Procedures specified in the
                                                       Limited Liability Agreement of
                                                       Entegra, a Nominating
                                                       Committee appointed by the
                                                       Board consisting of Messrs.
                                                       Joff Mitchell, Geoff Roberts
                                                       and Ben Sung, have consulted
                                                       with such members as
                                                       prescribed by the Board
                                                       Election Procedures,
                                                       recommends the following slate
                                                       of nominees be elected to the
                                                       Board: Jonathan A. Mitchell,
                                                       Geoffrey D. Roberts, Jr.,
                                                       Ashley C. Brown, Baehyun Sung,
                                                       Harvey J. Padewer.
------------------------------------------------------------------------------------------------------------------------------------
Knology        KNOL       499183-804    5/7/2008       01. Directors: Rodger L.           issuer      Yes        for          for
                                                       Johnson, Campbell B. Lanier,
                                                       III, and Eugene I. Davis 02.
                                                       Approval of the Knology, Inc.
                                                       2008 Long Term Incentive Plan
                                                       03. Ratification of BDO
                                                       Seidman, LLP as Knology's
                                                       independent registered account
                                                       firm for the fiscal year
                                                       ending December 31, 2008.
------------------------------------------------------------------------------------------------------------------------------------
USA Mobility   USMO       90341G-103    5/14/2008      01. Directors: Nicholas A.         issuer      Yes        for          for
                                                       Gallopo, Vincent D. Kelly,
                                                       Brian O'Reilly, Matthew
                                                       Oristano, Thomas L. Schilling,
                                                       Samme L. Thompson, Royce
                                                       Yudkoff 02. Ratification to
                                                       appoint Grant Thornton, LLP as
                                                       the company's independent
                                                       registered public accounting
                                                       firm for the year ending
                                                       December 31, 2008.
------------------------------------------------------------------------------------------------------------------------------------
Pliant                    729136408 &   5/15/2008      01. Directors: Eugene I.           issuer      Yes        for          for
                          729136507                    Davis, David G. Elkins.
------------------------------------------------------------------------------------------------------------------------------------
Marconi                   US566306AC07, 5/19/2008      1. Laying before the meetings      issuer      Yes        for          for
(M (2003) PLC)            US566306AD89                 the Supervisors' reports on
                                                       the operation of the Schemes
                                                       since our last report dated 5
                                                       April 2007. 2. Resolving that
                                                       Samantha Rae Bewick, Director
                                                       of KPMG LLP and authorized to
                                                       act as an insolvency
                                                       practitioner by the Institute
                                                       of Chartered Accountants in
                                                       England & Wales be appointed
                                                       as 3. Joint Supervisor to fill
                                                       the vacancy of Philip Wedgwood
                                                       Wallace who is due to resign
                                                       on 19 May 2008.
------------------------------------------------------------------------------------------------------------------------------------
Pasminco                                5/20/2008      A resolution that the Deed         issuer      Yes        for          for
                                                       Administrators execute the
                                                       terms of settlement for the
                                                       payment of AUD25.5 million to
                                                       Kemper. Kemper will return the
                                                       dividends received to date
                                                       (1st and 2nd dividends only)
                                                       amounting to AUD4.6 million.
                                                       The settlement therefore
                                                       provides a net further sum to
                                                       Kemper of AUD20.9 million. The
                                                       net sum will be met by funds
                                                       returned by funds returned to
                                                       NSW Workcover totalling
                                                       AUD22.8 million. As part of
                                                       the settlement Kemper will
                                                       withdraw their proofs of debt
                                                       amounting to AUD33.6 million
                                                       and not participate in any
                                                       future dividends. Pasminco and
                                                       Kemper will bear their own
                                                       costs, with NSW Workcover's
                                                       costs to be met by Kemper.
                                                       There will be mutual releases.
------------------------------------------------------------------------------------------------------------------------------------
Le Nature                               6/2/2008       Ballot for accepting or            issuer      Yes        accept       for
                                                       rejecting second amended joint
                                                       chapter 11 plan of liquidation
                                                       of the official committee of
                                                       unsecured creditors, the ad
                                                       hoc committee of secured
                                                       lenders, and the ad hoc
                                                       committee of senior
                                                       subordinated noteholders.
------------------------------------------------------------------------------------------------------------------------------------
Core-Mark      CORE    218681-104       6/3/2008       01. Directors: Robert A.           issuer      Yes        for          for
Holding                                                Allen, Stuart W. Booth, Gary
Company                                                F. Colter, L. William Krause,
                                                       Harvey L. Tepner, Randolph I.
                                                       Thornton, J. Michael Walsh 02.
                                                       To ratify of the selection of
                                                       Deloitte & Touche LLP as Core
                                                       Mark's independent registered
                                                       public accounting firm to
                                                       serve for the fiscal year
                                                       ending December 31 2008.
------------------------------------------------------------------------------------------------------------------------------------
Wagon plc      WAGN.I                   6/30/2008      1. Subject to and conditional      issuer      Yes        for          for
                                                       on Resolutions (2), (4), and
                                                       (5) being passed: (a) to
                                                       sub-divide and re-classify
                                                       each issued Ordinary Share into
                                                       one New Ordinary Share of one
                                                       penny and one Deferred Share
                                                       of 24 pence; (b) to sub-divide
                                                       each authorized but unissued
                                                       Ordinary Share into 25
                                                       unissued New Ordinary Shares
                                                       of one penny each; (c) to
                                                       increase the Company's
                                                       authorized share capital from
                                                       53,000,000 to 103,000,000 by
                                                       the creation of 5,000,000,000
                                                       New Ordinary Shares; (d) (i) to
                                                       grant authority to the
                                                       Directors pursuant to section
                                                       80 of the Companies Act 1985
                                                       (the 1985 Act) to allot up to
                                                       1,218,668,810 Rights Issue
                                                       Shares in connection with the
                                                       Rights Issue; and (ii) to
                                                       grant authority to the
                                                       Directors pursuant to section
                                                       80 of the 1985 Act to allot
                                                       relevant securities (as
                                                       defined in section 80 (2) of
                                                       the 1985 Act) up to an
                                                       aggregate nominal amount of
                                                       4,404,660.79 (being
                                                       approximately 33 per cent of
                                                       the Enlarged New Ordinary
                                                       Share Capital). (2) Subject to
                                                       and conditional on Resolutions
                                                       (1), (4) and (5) being passed
                                                       to approve the Rule 9 Waiver
                                                       of the potential obligation of
                                                       any member of the Concert
                                                       Party to make an offer to
                                                       Ordinary Shareholders and
                                                       Preference Shareholders under
                                                       Rule 9 of the Takeover Code**
                                                       (3) To approve the Property
                                                       Disposal and the Cost
                                                       Reimbursement Provision. (4)
                                                       Subject to and conditional of
                                                       Resolutions (1), (2) and (5)
                                                       being passed, to grant
                                                       authoriy to the Directors to
                                                       allot equity securities for
                                                       purposes including the Rights
                                                       Issue otherwise than in
                                                       accordance with section 89 of
                                                       the 1985 Act. (5) Subject to
                                                       and conditional on Resolutions
                                                       (1), (2) and (4) being passed
                                                       and the Company being in
                                                       breach of LR 6.1.9R of the
                                                       Listing Rules of the UK
                                                       Listing Authority following
                                                       completion of the Rights
                                                       Issue, to grant authority to
                                                       the Directors to cancel the
                                                       listing of the ordinary shares
                                                       of 1 penny each in the capital
                                                       of the company on the Official
                                                       List of the UK Listing
                                                       Authority and admission to
                                                       trading on the London Stock
                                                       Exchange's market for listed
                                                       securities and to seek
                                                       admission on the said ordinary
                                                       shares to trading on AM.

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

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant                 UBS Willow Fund, L.L.C.
          ----------------------------------------------------------------------


By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer




Date     August 27, 2008
    ----------------------------------------------------------------------------



*Print the name and title of each signing officer under his or her signature.